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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2002


Check here if Amendment [ ]; Amendment Number:______________________
     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Hocky Management Company, LLC
Address:   100 South Bedford Road, Suite 110
           Mt. Kisco, NY  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature, Place, and Date of Signing:

/s/ David Sachs               Mt. Kisco, New York       January 30 ,2003
------------------------      -------------------       ----------------
      [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                  -----------
Form 13F Information Table Entry Total:                36
                                                  -----------
Form 13F Information Table Value Total:            $ 110,468
                                                  -----------
                                                  (thousands)

List of Other Included Managers:

None
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
                                                                                                 INVESTMENT
                                                                                                  MANAGERS
NAME OF ISSUER                    TITLE OF        CUSIP    MARKET VALUE  SHARES/  SH/PRN  PUT       SOLE     SHARED  NONE
                                    CLASS                     * 1000     PRN AMT          /CALL  DISCRETION
AOL TIME WARNER INC             COMMON STOCK    00184A105        983      75000     SH              SOLE      71900   3100
ABERCROMBIE & FITCH CO CL A     COMMON STOCK    002896207       3787     185100     SH              SOLE     177600   7500
APTARGROUP INC                  COMMON STOCK    038336103       5286     169200     SH              SOLE     162600   6600
BANK OF NEW YORK CO INC         COMMON STOCK    064057102       1977      82500     SH              SOLE      79300   3200
BRISTOL MYERS SQUIBB CO         COMMON STOCK    110122108       3762     162500     SH              SOLE     155800   6700
CLEAR CHANNEL COMMUNICATIONS    COMMON STOCK    184502102        932      25000     SH              SOLE      23900   1100
COMCAST CORPORATION             COMMON STOCK    20030N200       4556     201700     SH              SOLE     193600   8100
CRESCENT REAL ESTATE EQUITIES   COMMON STOCK    225756105        832      50000     SH              SOLE      48000   2000
DST SYSTEMS INC-DEL             COMMON STOCK    233326107       4533     127500     SH              SOLE     122300   5200
DUN & BRADSTREET CORP           COMMON STOCK    26483E100       2042      59200     SH              SOLE      56400   2800
FLEETBOSTON FINL CORP           COMMON STOCK    339030108       1640      67500     SH              SOLE      64600   2900
GERBER SCIENTIFIC INC           COMMON STOCK    373730100        305      75000     SH              SOLE      72000   3000
GRAFTECH INTERNATIONAL LTD      COMMON STOCK    384313102        272      45600     SH              SOLE      44400   1200
HCA - THE HEALTHCARE COMPANY    COMMON STOCK    404119109       6184     149000     SH              SOLE     142000   7000
INFORMATION HOLDINGS INC        COMMON STOCK    456727106       4699     302800     SH              SOLE     290800  12000
INTERGRATED DEFENSE             COMMON STOCK    45819B101       1712     118100     SH              SOLE     113400   4700
KROGER CO                       COMMON STOCK    501044101       2086     135000     SH              SOLE     135000
LABORATORY CORP AMER HLDGS      COMMON STOCK    50540R409       5694     245000     SH              SOLE     234900  10100
LIBERTE INVESTORS INC           COMMON STOCK    530154103       3292     763700     SH              SOLE     730500  33200
LIBERTY MEDIA CORP SER A NEW    COMMON STOCK    530718105       5449     609477     SH              SOLE     587798  21679
LOWES CO INC                    COMMON STOCK    548661107       3000      80000     SH              SOLE      76800   3200
MANOR CARE INC NEW              COMMON STOCK    564055101       2792     150000     SH              SOLE     144000   6000
MODEM MEDIA INC                 COMMON STOCK    607533106       1096     421600     SH              SOLE     402300  19300
***MOORE CORP LTD               COMMON STOCK    615785102       7034     773000     SH              SOLE     740500  32500
OMNICARE INC                    COMMON STOCK    681904108       5481     230000     SH              SOLE     220500   9500
PARTY CITY CORP                 COMMON STOCK    702145103        754      62800     SH              SOLE      60000   2800
PFIZER INC                      COMMON STOCK    717081103       2675      87500     SH              SOLE      83700   3800
RESTORATION HARDWARE INC DEL    COMMON STOCK    760981100       1751     349500     SH              SOLE     335900  13600
ST PAUL COMPANIES INC           COMMON STOCK    792860108       4597     135000     SH              SOLE     131400   3600
SEALED AIR CORP NEW             COMMON STOCK    81211K100       3767     101000     SH              SOLE      96900   4100
SILGAN HOLDINGS INC             COMMON STOCK    827048109       3117     126300     SH              SOLE     121400   4900
***SKILLSOFT PLC                COMMON STOCK    830928107       1502     546100     SH              SOLE     523600  22500
TENET HEALTHCARE CORP           COMMON STOCK    88033G100       2255     137500     SH              SOLE     132100   5400
TRIAD HOSPITAL INC              COMMON STOCK    89579K109       3344     112100     SH              SOLE     107000   5100
***WPP GROUP PLC-SPONSORED ADR  COMMON STOCK    929309300       2076      54800     SH              SOLE      52800   2000
YUM BRANDS INC                  COMMON STOCK    988498101       5207     215000     SH              SOLE     206500   8500

                                                              110468                             No. of Other     0
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